INCOME TAXES (Schedule of Provision for Income Taxes) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Currently payable:
Federal									$ 801	$ 659	$ 551
State									105	137	98
Current income taxes, total									906	796	649
Deferred									(58)	3	9
Total	$ 203	$ 263	$ 196	$ 186	$ 210	$ 204	$ 193	$ 192	$ 848	$ 799	$ 658